Note 7 - Notes and Loans Payable To Related Parties: Schedule of Related Party Transactions (Details) - USD ($)	Sep. 30, 2015	Jan. 05, 2015	Dec. 31, 2013
Notes and loans payable	$ 9,242	$ 37,270	$ 6,000
Note Payable issued to investor on August 20, 2015
Notes and loans payable	9,242
Loans Payable to McKenzie Webster Limited
Notes and loans payable			36,000
Loan Payable to Roly E. Heggenhougen
Notes and loans payable			10,000
Total
Notes and loans payable	$ 9,242		$ 46,000